Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of detailed information about expense by nature

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Personnel costs	168,096	184,254	154,965
Raw materials, consumables and finished goods used	125,923	140,273	115,621
Changes in inventories of finished goods and work in progress	3,008	(13,337)	(14,997)
Freight and selling expenses	50,887	40,962	19,016
Depreciation and amortization	46,946	45,810	41,584
Professional service fees	41,406	43,614	29,562
Advertising and marketing expenses	36,248	32,162	26,590
Lease expenses	27,631	22,614	13,625
Studies and research expenses	6,345	11,916	8,552
Office expenses	6,289	5,916	4,111
Travel expenses	4,680	4,345	1,561
Net foreign exchange (gains) / losses	4,610	339	(10,489)
Taxes and surcharges	2,637	2,946	4,006
Provisions and impairment losses	79	16,729	10,766
Fair value changes on warrants	(4,961)	1,132	—
Other	24,911	24,904	12,363

Total expenses	544,735	564,579	416,836

Summary of detailed information about employee benefits expense
Breakdown for personnel costs:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Salaries and wages	120,942	134,888	117,154
Social contributions and pension plans	30,908	26,930	19,403
Employee share-based compensation	2,749	7,431	7,208
Severance indemnities	4,333	2,613	3,260
Other benefits	9,164	12,392	7,940

Total personnel costs	168,096	184,254	154,965

Summary of expenses by nature of lease expenses
Breakdown for lease expenses:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Variable lease payments	25,964	20,830	8,433
Expenses relating to short-term leases	1,374	1,347	4,339
Expenses relating to low-value leases	293	437	933
Rent concessions	—	—	(80)

Total lease expenses	27,631	22,614	13,625

Summary of detailed information about provisions and impairment losses
Breakdown for provisions and impairment losses:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
(Write-off)/allowance of obsolete inventories	(5,555)	11,417	8,971
Provisions for trade and other receivables	200	1,617	669
Other provisions	(886)	983	1,349
Impairment/(reversal) of right-of-use assets	3,516	2,434	(430)
Impairment of property, plant and equipment	2,804	278	207

Total provisions and impairment losses	79	16,729	10,766